Stockholders' equity (Tables)	12 Months Ended
Mar. 31, 2018
Equity [Abstract]
Changes in Number of Shares of Common Stock Issued and Outstanding

Changes in the number of shares of common stock issued and outstanding during the fiscal years ended March 31, 2016, 2017 and 2018 have resulted from the following:

Number of shares
Balance at March 31, 2015	1,169,773,260
Issuance of new shares	92,000,000
Exercise of stock acquisition rights	720,500

Balance at March 31, 2016	1,262,493,760
Exercise of stock acquisition rights	1,269,900

Balance at March 31, 2017	1,263,763,660
Issuance of new shares	218,000
Exercise of stock acquisition rights	2,565,700
Conversion of convertible bonds	4,789

Balance at March 31, 2018	1,266,552,149

Changes in Accumulated Other Comprehensive Income, Net of Tax

Changes in accumulated other comprehensive income, net of tax, by component for the fiscal years ended March 31, 2016, 2017 and 2018 were as follows:

	Yen in millions
	Unrealized gains (losses) on securities	Unrealized gains (losses) on derivative instruments	Pension liability adjustment	Foreign currency translation adjustments	Total
Balance at March 31, 2015	154,153	—	(201,131)	(338,305)	(385,283)
Other comprehensive income before reclassifications	45,527	1,914	(174,380)	(83,899)	(210,838)
Amounts reclassified out of accumulated other comprehensive income	(43,307)	(3,112)	2,627	—	(43,792)

Net other comprehensive income	2,220	(1,198)	(171,753)	(83,899)	(254,630)
Less: Other comprehensive income attributable to noncontrolling interests	15,637	—	(1,145)	(1,087)	13,405

Balance at March 31, 2016	140,736	(1,198)	(371,739)	(421,117)	(653,318)

	Yen in millions
	Unrealized gains (losses) on securities	Unrealized gains (losses) on derivative instruments	Pension liability adjustment	Foreign currency translation adjustments	Total
Balance at March 31, 2016	140,736	(1,198)	(371,739)	(421,117)	(653,318)
Other comprehensive income before reclassifications	(27,007)	5,028	54,513	(17,988)	14,546
Amounts reclassified out of accumulated other comprehensive income	(3,286)	(3,888)	8,719	—	1,545

Net other comprehensive income	(30,293)	1,140	63,232	(17,988)	16,091
Less: Other comprehensive income attributable to noncontrolling interests	(16,192)	—	229	(2,495)	(18,458)

Balance at March 31, 2017	126,635	(58)	(308,736)	(436,610)	(618,769)

	Yen in millions
	Unrealized gains (losses) on securities	Unrealized gains (losses) on derivative instruments	Pension liability adjustment	Foreign currency translation adjustments	Total
Balance at March 31, 2017	126,635	(58)	(308,736)	(436,610)	(618,769)
Other comprehensive income before reclassifications	2,013	(2,295)	1,779	(4,480)	(2,983)
Amounts reclassified out of accumulated other comprehensive income*1	(943)	1,111	10,611	(1,855)	8,924

Net other comprehensive income	1,070	(1,184)	12,390	(6,335)	5,941
Less: Other comprehensive income attributable to noncontrolling interests	1,514	—	98	2,306	3,918

Balance at March 31, 2018	126,191	(1,242)	(296,444)	(445,251)	(616,746)

*1	Foreign currency translation adjustments were transferred from accumulated other comprehensive income to net income as a result of a complete or substantially complete liquidation or sale of certain foreign subsidiaries and affiliates.

Reclassifications Out of Accumulated Other Comprehensive Income

Reclassifications out of accumulated other comprehensive income for the fiscal years ended March 31, 2016, 2017 and 2018 were as follows:

	Yen in millions
Comprehensive income components	Amounts reclassified from accumulated other comprehensive income			Affected line items in consolidated statements of income
	2016	2017	2018
Unrealized gains (losses) on securities	(19,598)	(4,560)	(646)	Financial services revenue
	(47,087)	(30)	(561)	Gain on sale of securities investments, net
	3,063	—	—	Loss on devaluation of securities investments

Total before tax	(63,622)	(4,590)	(1,207)
Tax expense or (benefit)	20,315	1,304	264

Net of tax	(43,307)	(3,286)	(943)

Unrealized gains (losses) on derivative instruments	(8)	—	—	Foreign exchange loss, net
	(3,104)	(5,583)	1,111	Cost of sales

Total before tax	(3,112)	(5,583)	1,111
Tax expense or (benefit)	—	1,695	—

Net of tax	(3,112)	(3,888)	1,111

Pension liability adjustment	2,867	13,044	11,034	*
Tax expense or (benefit)	(240)	(4,325)	(423)

Net of tax	2,627	8,719	10,611

Foreign currency translation adjustments	—	—	(1,855)	Other operating expense, net
Tax expense or (benefit)	—	—	—

Net of tax	—	—	(1,855)

Total amounts reclassified out of accumulated other comprehensive income, net of tax	(43,792)	1,545	8,924

*	The amortization of pension and postretirement benefit components are included in the computation of net periodic pension cost. Refer to Note 15.

Net Income Attributable to Sony Corporation's Stockholders and Transfers (to) from Noncontrolling Interests

Net income attributable to Sony Corporation’s stockholders and transfers (to) from the noncontrolling interests for the fiscal years ended March 31, 2016, 2017 and 2018 were as follows:

	Yen in millions
	Fiscal year ended March 31
	2016	2017	2018
Net income attributable to Sony Corporation’s stockholders	147,791	73,289	490,794
Transfers (to) from the noncontrolling interests:
Decrease in additional paid-in capital for purchase of additional shares in consolidated subsidiaries	(12,776)	(53,927)	(74)

Change from net income attributable to Sony Corporation’s stockholders and transfers (to) from the noncontrolling interests	135,015	19,362	490,720